UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	November 3, 2005

Amendment due to incorrect date.

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		71
Form 13F Information Table Value Total:		$126,850


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     2076    48960 SH       Sole                    48960
Avista (formerly Washington Wa COM              940688104      225    11600 SH       Sole                    11600
BP p.l.c. ADR                  COM              055622104     2012    28391 SH       Sole                    28391
BRE Properties                 COM              05564E106     2468    55456 SH       Sole                    54656               800
BellSouth Corp.                COM              079860102      423    16068 SH       Sole                    16068
Bristol-Myers Squibb           COM              110122108     2448   101750 SH       Sole                   101050               700
Bunge Ltd.                     COM              G16962105     2505    47600 SH       Sole                    47600
Burlington Northern Santa Fe   COM              12189T104      248     4147 SH       Sole                     4147
CSX Corp.                      COM              126408103      339     7300 SH       Sole                     7300
Chesapeake Energy Corp.        COM              165167107     3768    98500 SH       Sole                    97500              1000
Chevron Corporation (fmly. Che COM              166764100     8371   129316 SH       Sole                   128854               462
Con Agra Inc.                  COM              205887102      576    23288 SH       Sole                    23288
Consolidated Edison, Inc.      COM              209115104      238     4900 SH       Sole                     4900
DNP Select Income Fund (fmly.  COM              264324104     1987   171446 SH       Sole                   171446
Discovery Holdings A           COM              25468Y107      195    13544 SH       Sole                    13440               104
Donnelley (RR) & Sons (New)    COM              257867101     2410    65000 SH       Sole                    64500               500
Dow Chemical Co.               COM              260543103      320     7675 SH       Sole                     7675
Du Pont                        COM              263534109     2353    60080 SH       Sole                    60080
Duke-Weeks Realty Corp.        COM              264411505      759    22400 SH       Sole                    21600               800
Edison International (formerly COM              281020107      558    11810 SH       Sole                    11810
Emerson Electric               COM              291011104     3920    54600 SH       Sole                    54300               300
ExxonMobil                     COM              30231g102     2664    41932 SH       Sole                    41932
General Electric               COM              369604103     1335    39653 SH       Sole                    39653
Gillette Co.                   COM              375766102     4236    72790 SH       Sole                    72290               500
GlaxoSmithKline plc            COM              37733W105     3397    66250 SH       Sole                    65750               500
Hawaiian Electric              COM              419870100     1380    49500 SH       Sole                    49500
Healthcare Property Investors, COM              421915109     1611    59700 SH       Sole                    59700
Healthcare Realty Trust        COM              421946104      401    10000 SH       Sole                    10000
Heinz (H.J.)                   COM              423074103     2078    56860 SH       Sole                    56560               300
Hillenbrand Industries         COM              431573104      480    10200 SH       Sole                    10200
Hospira                        COM              441060100      201     4916 SH       Sole                     4916
IShares MSCI Japan Index       COM              464286848     1008    82700 SH       Sole                    81700              1000
Intel Corp.                    COM              458140100      764    31000 SH       Sole                    31000
Johnson & Johnson              COM              478160104     2874    45422 SH       Sole                    45422
Kimberly-Clark                 COM              494368103     1572    26400 SH       Sole                    26400
Liberty Media Corporation Clas COM              530718105     1091   135532 SH       Sole                   134492              1040
Lilly, Eli                     COM              532457108      873    16320 SH       Sole                    16320
Lincoln National Corp.         COM              534187109      736    14153 SH       Sole                    14153
Microsoft                      COM              594918104     2778   107954 SH       Sole                   107154               800
New Plan Excel Realty Trust    COM              648053106     1743    75950 SH       Sole                    75450               500
Norfolk Southern               COM              655844108      324     8000 SH       Sole                     8000
Oracle Corp.                   COM              68389X105     1751   141184 SH       Sole                   141184
PACCAR Inc.                    COM              693718108      224     3300 SH       Sole                     3300
PG&E Corporation               COM              69331C108     1154    29412 SH       Sole                    29412
Pepsico Inc.                   COM              713448108     2510    44265 SH       Sole                    43965               300
Pfizer Inc.                    COM              717081103     1424    57031 SH       Sole                    57031
Plum Creek Timber Company, Inc COM              729251108     3353    88450 SH       Sole                    87950               500
Preferred Voice, Inc.          COM              740432109        3    11376 SH       Sole                    11376
Procter & Gamble               COM              742718109    19367   325708 SH       Sole                   325708
Rayonier Inc.                  COM              754907103     1366    23700 SH       Sole                    23500               200
Royal Dutch Shell ADR Class A  COM              780259206      331     5050 SH       Sole                     5050
SBC Communications             COM              78387G103     2467   102907 SH       Sole                   102323               584
Safeguard Scientifics          COM              786449108      284   164100 SH       Sole                   164100
Schering Plough                COM              806605101     1193    56660 SH       Sole                    56160               500
Scottish Power PLC ADS (frmly  COM              81013t705      385     9557 SH       Sole                     9557
Telecom Corp. of New Zealand A COM              879278208     1704    50700 SH       Sole                    50200               500
The India Fund                 COM              454089103      939    23586 SH       Sole                    23586
TransCanada PL                 COM              893526103     3008    98450 SH       Sole                    98150               300
Unilever PLC                   COM              904767704     2478    58700 SH       Sole                    58700
Union Pacific Corp.            COM              907818108      394     5500 SH       Sole                     5500
United Dominion Realty Trust   COM              910197102      403    17000 SH       Sole                    17000
United Technologies            COM              913017109     2169    41836 SH       Sole                    41836
Verizon Corporation            COM              92343V104     1428    43690 SH       Sole                    43690
Washington REIT SBI            COM              939653101      218     7000 SH       Sole                     7000
iShares Dow Jones US Basic Mat COM              464287838     1598    33100 SH       Sole                    32900               200
Aegon 6.375% Pfd. Callable 6/1 PFD              007924301      969    38000 SH       Sole                    37500               500
ING Groep NV 6.125 Perpetual D PFD              456837509      498    20000 SH       Sole                    20000
Lehman Brothers Holdings 6.5%  PFD              524908720     3305   125700 SH       Sole                   124700              1000
Royal Bank of Scotland 6.35% P PFD              780097770      940    37000 SH       Sole                    36000              1000
Pimco High Income Fund Ser. T  COM              722014305      850       34 SH       Sole                       32                 2
Templeton Global Income Fund   COM              880198106      392    45200 SH       Sole                    43200              2000